CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 255,863	$ 217,612	$ 205,160
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	43,107	11,713	(18,121)
Depreciation and amortization	30,026	31,181	32,136
Stock-based compensation expense	14,898	13,379	9,635
Pension expense (income)	3,515	2,002	3,365
Net amortization (accretion) on investment securities	7,190	12,819	28,987
Net (gain) loss on sales/transfers of investments securities	1,258	569	759
Equity Securities, FV-NI, Unrealized Gain (Loss)	(206)	639	(702)
Originations of loans held for sale	(294,037)	(368,574)	(794,524)
Net (gains) losses on sales of loans held for sale	(13,217)	(15,048)	(33,021)
Proceeds from sales of loans held for sale	302,609	375,122	825,102
Deferred income taxes	13,365	(3,505)	12,087
Operating Lease, Expense	7,773	7,626	7,425
Operating Lease, Payments	(7,819)	(7,824)	(6,860)
Life Insurance, Corporate or Bank Owned, Change in Value	5,033	2,287	1,833
Decrease (increase) in interest receivable	(9,567)	(19,134)	6,463
(Decrease) increase in interest payable	40,305	6,652	(1,889)
Decrease (increase) in other assets	159,446	(226,398)	138,225
(Decrease) increase in other liabilities	(62,507)	164,302	(24,237)
Net cash provided by (used in) operating activities	486,969	200,846	388,157
Investing activities
Proceeds from Sale of Debt Securities, Available-for-sale	92,187	277,082	375,276
Proceeds from calls, paydowns and maturities of securities available-for-sale	440,815	704,304	1,139,498
Payments to Acquire Debt Securities, Available-for-sale	(96,745)	(641,643)	(2,418,290)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	3,902	14,640	34,563
Purchases of securities held-to-maturity	0	0	(1,000)
Proceeds from Maturities, Prepayments and Calls of Other Investments	29,713	8	42,403
Purchases of other investment securities	(16,292)	(40,836)	(11,474)
Net decrease (increase) in interest-bearing deposits with other banks	(404,778)	(173,371)	(194,506)
Proceeds from Sale of Loans Held-for-investment	0	0	141,072
Payments for (Proceeds from) Other Loans and Leases	665,861	987,088	(503,203)
Proceeds from Sale of Other Real Estate	288	192	1,278
Purchases of premises and equipment	(24,135)	(13,778)	(15,333)
Net change in operating leases	(61,476)	(29,475)	0
Proceeds from Life Insurance Policy	4,652	6,860	2,305
Net cash acquired (paid) in business combinations	(3,535)	0	(109,024)
Net cash provided by (used in) investing activities	(701,265)	(883,105)	(510,029)
Financing activities
Net (decrease) increase in total deposits	659,620	(170,777)	639,951
Net (decrease) increase in short-term borrowings	(349,342)	990,953	129,609
Payments on long-term borrowings	(3,313)	(64,018)	(463,382)
Cash dividends paid on common stock	(87,159)	(86,606)	(87,316)
Treasury stock purchase	0	0	(108,077)
Proceeds from exercise of stock options	48	177	64
Net cash provided by (used in) financing activities	219,854	669,729	110,849
Cash and due from banks
Net (decrease) increase in Cash and due from banks	5,558	(12,530)	(11,023)
Cash and due from banks at beginning of year	207,501	220,031	231,054
Cash and due from banks at end of year	213,059	207,501	220,031
Supplemental disclosures
Interest paid	234,929	59,512	32,841
Income taxes paid	10,076	5,696	17,689
Acquisition of other real estate owned through foreclosure	387	327	98
Issuance of restricted stock awards	12,503	22,280	12,231
Common stock issued in bank acquisitions	0	0	10,000
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	(3,420)	64	62,916
Total liabilities assumed	941	822	125,894
Goodwill	$ 4,361	$ 758	$ 62,978